SSgA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

April 25, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	SSgA Funds (the “Registrant”)

Post-Effective Amendment No. 136 under the Securities Act of 1933,

as amended (the “1933 Act”)

File Nos. 33-19229

            811-05430

Ladies and Gentlemen:

Pursuant to Rule 8b-16 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), Regulation S-T, Rules 472 and 485(a)(1) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR on behalf of the Registrant, is Post-Effective Amendment No. 137 under the 1933 Act and Post-Effective Amendment No. 135 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding new classes of shares to each series of the Registrant, specifically, Class A, Class C, Class I and Class K Shares (the “New Shares Classes”). Pursuant to the Commission’s Release No. 33-6510, the Registrant is requesting selective review of only those sections of the Amendment that pertain directly to the New Share Classes. The investment objectives, strategies and risks, management information and most other material aspects remain unchanged by the Amendment from the Registrant’s Post-Effective Amendment No. 130 under the 1933 Act and Post-Effective Amendment No. 128 under the 1940 Act to the Registration Statement, filed with the Commission on December 18, 2013 (SEC Accession No. 0001193125-13-477872). The revisions effected by the Amendment relate primarily to the fees and expenses sections, which have been modified to apply to the New Share Classes.

If you have any questions about the Amendment, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Secretary and Chief Legal Officer